26. Operating segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Segment Information Details 1Abstract
Gross revenue from construction recognized under IFRIC 12	R$ 2,802,670	R$ 3,150,877	R$ 3,732,877
Construction costs recognized under IFRIC 12	(2,739,657)	(3,080,542)	(3,651,364)
Construction margin	R$ (63,013)	R$ (70,335)	R$ (81,513)